UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21444
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                          MurphyMorris Investment Trust
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               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
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               (Address of principal executive offices)      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
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                         Date of fiscal year end: May 31
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             Date of reporting period: July 1, 2004 - June 1, 2005
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                              PROXY VOTING RECORDS

MurphyMorris ETF Fund
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There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MurphyMorris Investment Trust


By: (Signature and Title)     /s/ Gregory L. Morris
                              ________________________________
                              Gregory L. Morris
                              Trustee, President, Treasurer, Principal
                              Executive Officer, and Principal Financial Officer


Date: August 17, 2005